Income Taxes - Reconciliation of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	2.08%	(3.81%)	(2.34%)
Tax rate difference from statutory rate in other jurisdictions	5.52%	(8.06%)	(1.19%)
Change in valuation allowance	(19.65%)	7.80%	(21.56%)
Effect of tax holiday	(8.80%)	(11.25%)	(3.28%)
Additional tax deduction for qualified research and development expenses	5.55%	3.90%	10.09%
Share-based Compensation expenses	(9.17%)	(7.73%)	(7.28%)
Tax filing differences	(0.57%)	(5.73%)	0.76%
Others	(0.62%)	(0.61%)	(0.75%)
Effective tax rate	(0.66%)	(0.49%)	(0.55%)